COMMUNITY CAPITAL TRUST
CCM Alternative Income Fund
(the “Fund”)

Supplement dated February 16, 2018
to the
Prospectus
dated October 1, 2017

The Board of Trustees of Community Capital Trust has approved a reduction in the contractual management fee rate that the Fund pays to its investment adviser, Community Capital Management, Inc. (the “Advisor”), under the Fund’s investment advisory agreement, from 1.00% to 0.75% of the Fund’s average daily net assets.

In addition, the Advisor has contractually agreed to lower the contractual expense limitation after which expense reimbursement takes effect for the Fund such that the Fund’s total annual net fund operating expenses (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short), expressed as a percentage of the Fund’s average daily net assets, do not exceed 1.40%. The Fund’s current contractual expense limitation is 1.60%. The new contractual expense reimbursement arrangement will continue from implementation until September 30, 2019.

These changes are effective on March 1, 2018 (the “Effective Date”).

1.	As of the Effective Date, the information under “FUND SUMMARY – Fees and Expenses” and “Example” beginning on page 1 of the Prospectus is superseded and replaced with the following:

Fees and Expenses

This table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases	NONE
Maximum Deferred Sales Charge (Load)	NONE
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	NONE
Redemption Fee (as a percentage of amount redeemed)	NONE
Exchange Fee	NONE

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)[1]
Management Fees	0.75%
Distribution (12b-1) Fees	None
Other Expenses:
Dividend Expense and Prime Broker Fees on Securities Sold Short	1.34%
Other Operating Expenses	0.76%
Total Annual Fund Operating Expenses	2.85%
Fee Waivers and Expense Reimbursements[2]	(0.11)%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements[3]	2.74%

[1]	The expense information in the table has been restated to reflect current fees.

[2]	The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 so that Total Annual Fund Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) will not exceed 1.40% of the Fund’s average daily net assets. The Advisor may not recoup waived fees and reimbursed expenses.

[3]	Total Annual Operating Expenses After Waivers and Expense Reimbursements (other than acquired fund fees and expenses and dividend expense and prime broker fees on securities sold short) is 1.40%.

Example

This Example is intended to help you compare the costs of investing in Institutional Shares of the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Institutional Shares of the Fund for the time periods indicated and then redeem all your Institutional Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1 Year	3 Years	5 Years	10 Years
$277	$873	$1,494	$3,168

2.	As of the Effective Date, the sixth paragraph under the section entitled “INVESTMENT ADVISOR” beginning on page 29 of the Prospectus is superseded and replaced with the following:

Under the terms of an investment advisory agreement, the Advisor, subject to the supervision of the Fund’s Board of Trustees, manages the investment operations of the Fund in accordance with the Fund’s investment policies. Effective March 1, 2018, as compensation for advisory services and the assumption of related expenses, the Advisor is entitled to an advisory fee, computed daily and payable monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. Prior to March 1, 2018, and for the fiscal year ended May 31, 2017, the Advisor received a fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2017, the Advisor waived 0.16% of the advisory fee.

3.	As of the Effective Date, the first and second full paragraphs under the section entitled “INVESTMENT ADVISOR” on page 30 of the Prospectus are superseded and replaced with the following:

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 so that Total Annual Fund Operating Expenses (excluding certain items discussed below) will not exceed 1.40% of the Fund’s average daily net assets attributable to Institutional Shares. The Advisor may not recoup waived fees and reimbursed expenses.

In determining the Advisor’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause the Fund’s Total Annual Fund Operating Expenses (after fee waivers and expense reimbursement) to exceed 1.40%: acquired fund fees and expenses and dividend expense and prime broker expenses on short sales.

Please keep this Prospectus Supplement with your records.

COMMUNITY CAPITAL TRUST

CCM Alternative Income Fund

(the “Fund”)

Supplement dated February 16, 2018

to the

Statement of Additional Information

dated October 1, 2017

The Board of Trustees of Community Capital Trust has approved a reduction in the contractual management fee rate that the Fund pays to its investment adviser, Community Capital Management, Inc. (the “Advisor”), under the Fund’s investment advisory agreement, from 1.00% to 0.75% of the Fund’s average daily net assets.

In addition, the Advisor has contractually agreed to lower the contractual expense limitation after which expense reimbursement takes effect for the Fund such that the Fund’s total annual net fund operating expenses (other than acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short), expressed as a percentage of the Fund’s average daily net assets, do not exceed 1.40%. The Fund’s current contractual expense limitation is 1.60%. The new contractual expense reimbursement arrangement will continue from implementation until September 30, 2019.

These changes are effective on March 1, 2018 (the “Effective Date”).

As of the Effective Date, the first and second paragraphs of the section entitled “INVESTMENT ADVISOR” on page 37 of the Statement of Additional Information are superseded and replaced with the following:

Effective March 1, 2018, for the services provided and expenses assumed under the Advisory Agreement, the Advisor is entitled to receive advisory fees, computed daily and paid monthly, at the annual rate of 0.75% of the Fund’s average daily net assets. Prior to March 1, 2018, and for the fiscal years ended May 31, 2015, 2016 and 2017, the Advisor received a fee of 1.00% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2015, the Advisor was paid $253,916 in advisory fees. For the same period, the Advisor waived $69,017 in advisory fees. For the fiscal period ended May 31, 2016, the Advisor was paid $303,630 in advisory fees. For the same period, the Advisor waived $22,358 in advisory fees. For the fiscal year ended May 31, 2017, the Advisor was paid $307,317 in advisory fees. For the same period, the Advisor waived $48,677 in advisory fees.

The Advisor has contractually agreed to waive fees and reimburse expenses in order to keep Total Annual Fund Operating Expenses (other than acquired fund fees and expenses and short sale dividend expenses) for the Institutional Shares from exceeding 1.40% until September 30, 2019. The Advisor has contractually agreed not to recoup amounts previously waived or reimbursed to the extent that actual fees and expenses are less than the annual rate of 1.40% of the average daily net assets attributable to Institutional Shares of the Fund.

Please keep this Statement of Additional Information Supplement with your records.